VIE Long-term Debt Issued by Securitization and Permanent Financing trusts, at Fair Market Value (Details) (Predecessor, USD $)				9 Months Ended		12 Months Ended		0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 VIE item	Sep. 30, 2012 VIE item	Dec. 31, 2012 VIE item	Dec. 31, 2011 VIE item	Mar. 16, 2012 VIE 2012-1	Mar. 16, 2012 VIE 2012-1 Aaa	Mar. 16, 2012 VIE 2012-1 Baa2	Jul. 25, 2012 VIE 2012-2	Jul. 25, 2012 VIE 2012-2 Aaa	Jul. 25, 2012 VIE 2012-2 Baa2	Mar. 20, 2013 VIE 2013-1	Mar. 20, 2013 VIE 2013-1 Aaa	Mar. 20, 2013 VIE 2013-1 Baa2	Jul. 30, 2013 VIE 2013-2	Jul. 30, 2013 VIE 2013-2 Aaa	Jul. 30, 2013 VIE 2013-2 Baa2	Sep. 30, 2013 VIE Securitization trusts	Dec. 31, 2012 VIE Securitization trusts	Dec. 31, 2011 VIE Securitization trusts	Sep. 30, 2013 VIE Permanent financing VIEs	Dec. 31, 2012 VIE Permanent financing VIEs	Dec. 31, 2011 VIE Permanent financing VIEs
VIE Long-term Debt Issued by Securitization and Permanent Financing trusts, at Fair Market Value
Number of asset securitization transactions completed				2	2	3	2
Bond proceeds								$ 232,400,000			$ 158,000,000			$ 216,500,000			$ 174,600,000
Receivables securitized		0	221,000					4,476,000			3,016,000			2,425,000			3,410,000
Deal discount rate (as a percent)								4.62%			4.27%			3.65%			4.49%
Retained interest %								6.75%			6.75%			6.75%			6.75%
Class allocation (as a percent)									85.00%	8.25%		85.00%	8.25%		85.25%	8.00%		85.25%	8.00%
Outstanding Principal				3,233,769,000		3,012,979,000														2,913,160,000	2,693,597,000	2,312,685,000	320,609,000	319,382,000	321,944,000
Fair Value	$ 3,437,861,000	$ 3,229,591,000	$ 2,663,873,000	$ 3,437,861,000		$ 3,229,591,000														$ 3,095,261,000	$ 2,892,466,000	$ 2,351,325,000	$ 342,600,000	$ 337,125,000	$ 312,548,000